Notes receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes receivable
Notes receivable
4.	Notes receivable

The Group collects notes receivable from its customers for sales of automotive computing platform, SoC Core Modules and other products. Notes receivable as of December 31, 2022 and June 30, 2023 are bank acceptance notes, among which RMB25,034 and RMB26,126, respectively, are pledged as collateral to secure the Group’s liability for notes payable issued by China Merchants Bank and China Industrial Bank. The notes payables are used for settlement between the Group and its suppliers on the purchase of raw materials and other inventories.

5.	Notes receivable

The Group collects notes receivable from its customers for sales of automotive computing platform, SoC Core Modules and other products. Notes receivable as of December 2021 and 2022 are bank acceptance notes, among which, RMB110,550 and RMB25,034, respectively, are pledged as collateral to secure the Group’s liability for notes payable issued by China Merchants Bank and China Industrial Bank. The notes payables are used for settlement between the Group and its suppliers on the purchase of raw materials and other inventories.